Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 27,165,262	$ 1,880,425
Accounts receivable	6,290,000	8,088,511
Other receivables	532,028	94,474
Loans to third parties	41,690,640	19,237,422
Prepayments	306,473
Deferred offering cost		312,202
Total Current Assets	75,984,403	29,613,034
Non-current assets
Property and Equipment, net	222,142	28,777
Intangible assets, net	1,428,566	2,772
Long-term office rental deposit	678,419	208,695
Long-term prepayment	3,807
Goodwill	752,345
Deferred Tax Assets	133,729
Total Assets	79,203,411	29,853,278
Current liabilities
Accrued payroll	1,265,308	490,875
Accounts payable	71,136
Advance from customers	22,733
Other payables and accruals	671,194	53,827
Due to a related party	163,659	163,361
Taxes payable	5,680,094	3,755,872
Total Current Liabilities	7,874,124	4,463,935
Deferred tax liabilities	213,511
Total Liabilities	8,087,635	4,463,935
Shareholders’ equity
Common Stock ($0.001 par value, unlimited shares authorized, 22,114,188 and 20,000,000 share issued and outstanding at December 31, 2017 and December 31, 2016, respectively)	22,114	20,000
Additional paid in capital	28,441,045	9,147,398
Statutory reserve	1,828,601	1,657,084
Retained earnings	41,556,125	17,679,458
Accumulated other comprehensive loss	(732,109)	(3,114,597)
Total Shareholders’ Equity	71,115,776	25,389,343
Total Liabilities and Shareholders’ Equity	$ 79,203,411	$ 29,853,278